Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.93400%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,429,394.54

Principal:
Principal Collections	$14,752,553.18
Prepayments in Full	$7,819,585.49
Liquidation Proceeds	$16,354.65
Recoveries	$39,387.96
Sub Total	$22,627,881.28
Collections	$24,057,275.82

Purchase Amounts:
Purchase Amounts Related to Principal	$136,488.91
Purchase Amounts Related to Interest	$527.94
Sub Total	$137,016.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,194,292.67

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,194,292.67
Servicing Fee	$516,084.46	$516,084.46	$0.00	$0.00	$23,678,208.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,678,208.21
Interest - Class A-2a Notes	$115,043.13	$115,043.13	$0.00	$0.00	$23,563,165.08
Interest - Class A-2b Notes	$13,200.28	$13,200.28	$0.00	$0.00	$23,549,964.80
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$22,694,064.80
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$22,404,004.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,404,004.47
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$22,311,106.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,311,106.64
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$22,246,553.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,246,553.31
Regular Principal Payment	$20,023,181.17	$20,023,181.17	$0.00	$0.00	$2,223,372.14
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,223,372.14
Residual Released to Depositor	$0.00	$2,223,372.14	$0.00	$0.00	$0.00
Total		$24,194,292.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,023,181.17
Total					$20,023,181.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$14,683,666.19	$53.40	$115,043.13	$0.42	$14,798,709.32	$53.82
Class A-2b Notes	$5,339,514.98	$53.40	$13,200.28	$0.13	$5,352,715.26	$53.53
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$20,023,181.17	$19.02	$1,431,654.90	$1.36	$21,454,836.07	$20.38

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$46,639,105.80	0.1695967	$31,955,439.61	0.1162016
Class A-2b Notes	$16,959,674.84	0.1695967	$11,620,159.86	0.1162016
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$536,208,780.64	0.5094088	$516,185,599.47	0.4903864

Pool Information
Weighted Average APR	3.144%	3.140%
Weighted Average Remaining Term	43.03	42.27
Number of Receivables Outstanding	29,430	28,898
Pool Balance	$619,301,351.66	$596,495,052.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$563,919,453.22	$543,554,177.57
Pool Factor	0.5331916	0.5135563

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$52,940,874.93
Targeted Overcollateralization Amount	$80,309,453.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$80,309,453.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		53	$81,316.93
(Recoveries)		48	$39,387.96
Net Loss for Current Collection Period			$41,928.97
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0812%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7010%
Second Prior Collection Period			0.7071%
Prior Collection Period			0.6863%
Current Collection Period			0.0828%
Four Month Average (Current and Prior Three Collection Periods)			0.5443%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1223	$5,995,907.22
(Cumulative Recoveries)			$764,174.82
Cumulative Net Loss for All Collection Periods			$5,231,732.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4504%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,902.62
Average Net Loss for Receivables that have experienced a Realized Loss			$4,277.79

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.64%	166	$3,823,976.64
61-90 Days Delinquent	0.18%	38	$1,073,613.84
91-120 Days Delinquent	0.04%	9	$216,191.90
Over 120 Days Delinquent	0.07%	16	$420,655.49
Total Delinquent Receivables	0.93%	229	$5,534,437.87

Repossession Inventory:
Repossessed in the Current Collection Period		13	$346,201.70
Total Repossessed Inventory		49	$1,327,655.79

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1865%
Prior Collection Period			0.1767%
Current Collection Period			0.2180%
Three Month Average			0.1937%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2868%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	19

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer